Acquisitions - Acquired Intangible Assets Useful Lives (Details)	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Customer agreements and relationships | Net CHB, LLC
Acquisition
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | Foxtrot
Acquisition
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | XPS
Acquisition
Acquired intangible assets estimated useful lives (Year)		11 years
Customer agreements and relationships | Supply Vision
Acquisition
Acquired intangible assets estimated useful lives (Year)		11 years
Customer agreements and relationships | QuestaWeb
Acquisition
Acquired intangible assets estimated useful lives (Year)			13 years
Customer agreements and relationships | Portrix
Acquisition
Acquired intangible assets estimated useful lives (Year)			13 years
Customer agreements and relationships | GreenMile
Acquisition
Acquired intangible assets estimated useful lives (Year)			13 years
Customer agreements and relationships | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Existing technologies | Net CHB, LLC
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | Foxtrot
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | XPS
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | Supply Vision
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | QuestaWeb
Acquisition
Acquired intangible assets estimated useful lives (Year)			6 years
Existing technologies | Portrix
Acquisition
Acquired intangible assets estimated useful lives (Year)			6 years
Existing technologies | GreenMile
Acquisition
Acquired intangible assets estimated useful lives (Year)			6 years
Existing technologies | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technologies | Localz Pty Ltd
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Trade names | Net CHB, LLC
Acquisition
Acquired intangible assets estimated useful lives (Year)		2 years
Trade names | XPS
Acquisition
Acquired intangible assets estimated useful lives (Year)		2 years
Trade names | Supply Vision
Acquisition
Acquired intangible assets estimated useful lives (Year)		9 years
Trade names | QuestaWeb
Acquisition
Acquired intangible assets estimated useful lives (Year)			3 years
Trade names | Portrix
Acquisition
Acquired intangible assets estimated useful lives (Year)			3 years
Trade names | GreenMile
Acquisition
Acquired intangible assets estimated useful lives (Year)			3 years
Trade names | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Non-compete covenants | Net CHB, LLC
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | XPS
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | Supply Vision
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | QuestaWeb
Acquisition
Acquired intangible assets estimated useful lives (Year)			5 years
Non-compete covenants | Portrix
Acquisition
Acquired intangible assets estimated useful lives (Year)			2 years
Non-compete covenants | GreenMile
Acquisition
Acquired intangible assets estimated useful lives (Year)			5 years
Non-compete covenants | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years